Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of assets and liabilities information for the company's operating segments

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2022
Total assets	6,775,829	149,254	275,564	7,200,647	(1,108)	7,199,539
Current assets	1,461,802	61,673	115,290	1,638,765	(1,108)	1,637,657
Non-current assets	5,314,027	87,581	160,274	5,561,882	-	5,561,882

Total liabilities and equity	6,775,829	149,254	275,564	7,200,647	(1,108)	7,199,539
Current liabilities	711,896	57,605	137,296	906,797	(1,108)	905,689
Non-current liabilities	2,938,960	63,990	40,742	3,043,692	-	3,043,692
Equity	3,124,973	27,659	97,526	3,250,158	-	3,250,158

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2022
Other disclosures
Investments in associate	53,907	-	-	53,907	-	53,907
Capital expenditures (*)	247,634	8,827	61,694	318,155	-	318,155

(*)	Some of the capital expenditures are considered non-cash transactions (refer to note 24).

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2021
Total assets	6,072,135	105,629	272,122	6,449,886	(2,480)	6,447,406
Current assets	1,048,869	42,737	117,726	1,209,332	(2,480)	1,206,852
Non-current assets	5,023,266	62,892	154,396	5,240,554	-	5,240,554

Total liabilities and equity	6,072,135	105,629	272,122	6,449,886	(2,480)	6,447,406
Current liabilities	645,657	32,300	91,029	768,986	(2,480)	766,506
Non-current liabilities	2,551,175	47,705	82,002	2,680,882	-	2,680,882
Equity	2,875,303	25,624	99,091	3,000,018	-	3,000,018

	Undergrad	Continuing Education	Digital Services	Total reportable segments	Adjustments and eliminations	Total
As of December 31, 2021
Other disclosures
Investments in associate	48,477	-	-	48,477	-	48,477

As of December 31, 2021
Capital expenditures (*)	220,202	25,682	56,095	301,979	-	301,979

(*)	Some of the capital expenditures are considered non-cash transactions (refer to note 24).

Schedule of operating income for each operating segment

	December 31, 2022
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	2,037,889	108,806	182,362	2,329,057	-	2,329,057
Inter-segment	-	-	7,622	7,622	(7,622)	-
Revenue	2,037,889	108,806	189,984	2,336,679	(7,622)	2,329,057
Cost of services	(763,185)	(56,554)	(47,435)	(867,174)	7,622	(859,552)
Gross profit	1,274,704	52,252	142,549	1,469,505	-	1,469,505
General and administrative expenses						(798,153)
Other expenses, net						(7,252)
Operating income						664,100
Finance income						102,042
Finance expenses						(349,893)
Share of income of associate						12,184
Income before income taxes						428,433
Income taxes expenses						(35,677)
Net income						392,756

	December 31, 2021
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	1,498,408	72,983	147,980	1,719,371	-	1,719,371
Inter-segment	-	-	3,978	3,978	(3,978)	-
Revenue	1,498,408	72,983	151,958	1,723,349	(3,978)	1,719,371
Cost of services	(554,995)	(50,773)	(50,510)	(656,278)	3,978	(652,300)
Gross profit	943,413	22,210	101,448	1,067,071	-	1,067,071
General and administrative expenses	-	-	-	-	-	(622,615)
Other expenses, net	-	-	-	-	-	(3,561)
Operating income	-	-	-	-	-	440,895
Finance income	-	-	-	-	-	64,566
Finance expenses	-	-	-	-	-	(243,796)
Share of income of associate	-	-	-	-	-	11,797
Income before income taxes	-	-	-	-	-	273,462
Income taxes expenses	-	-	-	-	-	(31,179)
Net income	-	-	-	-	-	242,283

	December 31, 2020
	Undergrad	Continuing Education	Digital Services	Total reportable segments	Elimination (inter-segment transactions)	Total

External customer	1,002,461	107,197	91,533	1,201,191	-	1,201,191
Inter-segment	-	-	1,619	1,619	(1,619)	-
Revenue	1,002,461	107,197	93,152	1,202,810	(1,619)	1,201,191
Cost of services	(381,964)	(40,000)	(14,309)	(436,273)	1,619	(434,654)
Gross profit	620,497	67,197	78,843	766,537	-	766,537
General and administrative expenses	-	-	-	-	-	(402,855)
Other expenses, net	-	-	-	-	-	(347)
Operating income	-	-	-	-	-	363,335
Finance income	-	-	-	-	-	62,290
Finance expenses	-	-	-	-	-	(98,269)
Share of income of associate	-	-	-	-	-	7,698
Income before income taxes	-	-	-	-	-	335,054
Income taxes expenses	-	-	-	-	-	(27,067)
Net income	-	-	-	-	-	307,987